As filed with the Securities and Exchange Commission on October 30, 2020

Securities Act File No. 333-238758

Investment Company Act File No. 811-23431

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☐ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. ___

☒ Post-Effective Amendment No. 1

AND/OR

☐ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 3

Emles Trust

(Exact Name of Registrant as Specified in its Charter)

5323 Anita Street

Dallas TX 75206

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 833-673-2661

VCORP Services, LLC

1013 Centre Road

Suite 403-B

Wilmington, DE 19805

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, and State of Texas, on the 30th day of October, 2020.

Emles Trust

By:	/s/ Gabriel Hammond
Name:	Gabriel Hammond
Title:	President, Chief Executive Officer, Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Name	Title	Date

/s/ Gabriel Hammond	President, Chief Executive Officer, Trustee	October 30, 2020
Gabriel Hammond

/s/Derek Mullins	Principal Financial Officer and	October 30, 2020
Derek Mullins	Principal Accounting Officer

/s/*	Trustee	October 30, 2020
Albert Bellas

/s/*	Trustee	October 30, 2020
Peter Lebovitz

/s/*	Trustee	October 30, 2020
Wendy Wachtell

*/s/ Owen J. Pinkerton
Owen J. Pinkerton, Pursuant to Powers of Attorney

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase